Annual Total Returns [BarChart] - iShares Floating Rate Bond ETF - iShares Floating Rate Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2012	4.09%
Annual Return 2013	1.11%
Annual Return 2014	0.30%
Annual Return 2015	0.11%
Annual Return 2016	1.54%
Annual Return 2017	1.83%
Annual Return 2018	1.57%
Annual Return 2019	3.80%
Annual Return 2020	0.91%